CONSOLIDATED BALANCE SHEETS CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Available-for-sale Securities, Amortized Cost Basis	$ 945,052	$ 1,017,104
Held-to-maturity Securities, Fair Value	$ 824,985	$ 778,474
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares Authorized	160,000,000	160,000,000
Common Stock, Shares, Issued	68,730,731	68,730,731
Treasury Stock, Shares	11,197,685	10,684,496